Term Loan (Tables)	12 Months Ended
Mar. 31, 2022
Term Loan Disclosure [Abstract]
Schedule of term loan [Table Text Block]
Balance, March 31, 2021	$-
Atlantic acquisition (Note 7)	10,978,065
Repayments	(1,602,821)
Balance, March 31, 2022	9,375,244